Bank Loan - Schedule of Carrying Amount of Bank Loan (Details) - Bank Loan [Member]	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Bank loan
Current portion	RM 25,157	$ 6,163	RM 33,637
Non-current portion	274,955	67,358	292,345
Total bank loan	RM 300,112	$ 73,521	RM 325,982